UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5972

Name of Registrant:	Vanguard International Equity Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1:	Schedule of Investments

Vanguard European Stock Index Fund

Schedule of Investments
January 31, 2005		Market
		Value
	Shares	(000)

COMMON STOCKS (99.7%)

Austria (0.5%)
Erste Bank der Oesterreichischen Sparkassen AG	221,932	$ 10,964
Telekom Austria AG	504,525	9,470
OMV AG	30,186	9,400
Bank Austria Creditanstalt	67,527	5,867
Wienerberger AG	115,862	5,347
* Immofinanz Immobilien Anlagen AG	438,500	4,058
Voestalpine AG	47,441	3,593
Oesterreichische Elektrizitaetswirtschafts AG Class A	11,173	2,432
Boehler-Uddeholm AG	14,220	1,843
* VA Technologies AG	21,007	1,759
Flughafen Wien AG	19,339	1,393
Mayr-Melnhof Karton AG	7,769	1,278
* RHI AG	33,639	996

		58,400

Belgium (1.9%)
Fortis Group	2,145,322	57,888
Dexia	1,147,270	25,633
Electrabel SA	50,382	22,198
KBC Bankverzekeringsholding	199,319	15,394
Solvay SA	116,684	12,510
* Belgacom SA	298,923	12,348
InBev	316,862	11,751
Groupe Bruxelles Lambert SA	126,638	10,548
Delhaize Group	127,642	9,401
UCB SA	160,579	7,858
Agfa Gevaert NV	177,944	6,054
Colruyt NV	32,326	5,436
* Mobistar SA	51,980	4,591
Umicore	44,257	3,946
Bekaert NV	26,096	2,075
Barco NV	21,552	1,967
Omega Pharma SA	38,530	1,840
Cofinimmo	9,629	1,528
Euronav SA	43,475	1,100
D'Ieteren SA	4,955	1,023
Compagnie Maritime Belge SA	31,344	910

		215,999

Denmark (1.1%)
Novo Nordisk A/S B Shares	469,653	25,011
Danske Bank A/S	802,359	23,438
AP Moller-Maersk A/S	2,018	16,544
TDC A/S	337,265	14,002
Danisco A/S	93,538	5,538
ISS A/S	86,393	4,934
Novozymes A/S	100,614	4,812
GN Store Nord A/S	405,140	4,365
* Vestas Wind Systems A/S	306,962	3,683
Carlsberg A/S B Shares	58,953	2,794
* Topdanmark A/S	38,403	2,728
DSV, De Sammensluttede Vognmaend A/S	38,120	2,721
H. Lundbeck A/S	129,557	2,604
Coloplast A/S B Shares	48,494	2,574
* William Demant A/S	49,027	2,379
Kobenhavns Lufthavne A/S	9,958	2,177
East Asiatic Co. A/S	37,494	1,888
Bang & Olufsen A/S B Shares	20,866	1,402
NKT Holding A/S	31,910	970
* FLS Industries A/S B Shares	49,435	927

		125,491

Finland (2.0%)
Nokia Oyj	8,563,382	131,162
UPM-Kymmene Oyj	961,357	20,351
Stora Enso Oyj R Shares	1,148,555	16,544
Fortum Oyj	622,876	11,124
Sampo Oyj A Shares	616,460	8,156
Kone Corp. B Shares	69,465	5,401
TietoEnator Oyj B Shares	151,789	4,442
* Elisa Oyj Class A	252,900	4,286
Outokumpu Oyj A Shares	166,443	2,949
Metso Oyj	188,537	2,851
Kesko Oyj	108,701	2,796
Nokian Renkaat Oyj	16,901	2,429
Wartsila Oyj B Shares	106,960	2,426
Orion-Yhtyma Oyj B Shares	131,098	2,148
Amer Group Ltd.	130,053	2,134
Uponor Oyj	110,012	2,022
Rautaruuki Oyj	150,215	1,586
Pohjola Group PLC D Shares	113,333	1,273
KCI Konecranes Oyj	25,039	1,122

		225,202

France (13.2%)
Total SA	1,078,378	231,240
Sanofi-Aventis	1,801,545	134,445
BNP Paribas SA	1,461,999	105,485
* France Telecom SA	2,717,997	85,281
AXA	2,603,635	63,195
Societe Generale Class A	612,118	60,961
Carrefour SA	1,051,955	54,234
* Vivendi Universal SA	1,598,373	50,568
L'Oreal SA	558,608	41,833
Groupe Danone	442,979	41,287
Suez SA	1,475,964	39,711
Credit Agricole SA	1,217,524	36,265
Cie. de St. Gobain SA	570,543	35,230
L'Air Liquide SA (Registered)	200,410	34,458
* Lafarge SA	313,501	32,325
* Alcatel SA	2,242,160	32,180
LVMH Louis Vuitton Moet Hennessy	449,800	31,252
Schneider Electric SA	406,771	31,072
Renault SA	340,072	27,795
PSA Peugeot Citroen	312,665	19,453
Vinci SA	134,270	19,253
STMicroelectronics NV	1,079,834	18,017
Lagardere S.C.A	231,647	17,484
Veolia Environnement	483,633	17,287
Compagnie Generale des Etablissements Michelin SA B Shares	263,362	17,038
Accor SA	347,665	15,209
Bouygues SA	365,945	14,335
Pernod Ricard SA	96,913	13,719
European Aeronautic Defence and Space Co.	444,159	13,577
Pinault-Printemps-Redoute SA	123,636	13,030
Essilor International SA	180,650	12,834
Thomson SA	437,961	11,110
Unibail Co.	77,998	9,283
* Vivendi Universal SA ADR	272,160	8,611
* Cap Gemini SA	229,588	7,437
* Alstom	8,012,725	7,416
Publicis Groupe SA	233,740	7,358
Societe Television Francaise 1	217,973	7,092
Autoroutes du Sud de la France	127,169	6,921
Thales SA	141,695	6,461
Technip SA	35,392	5,928
Euronext NV	179,827	5,729
Valeo SA	135,940	5,539
Sodexho Alliance SA	175,382	5,240
* Atos Origin SA	79,978	5,135
Imerys SA	58,486	4,887
Etablissements Economiques du Casino Guichard-Perrachon SA	59,926	4,886
Gecina SA	47,626	4,886
Dassault Systemes SA	103,853	4,832
CNP Assurances	63,197	4,514
Air France	221,469	4,056
* Klepierre	42,351	3,682
Sagem SA	166,648	3,356
Hermes International	16,963	3,328
Societe BIC SA	58,750	3,216
* Zodiac SA	70,840	3,213
* Business Objects SA	121,765	2,997

		1,507,166

Germany (9.7%)
Siemens AG	1,472,502	116,781
* Deutsche Telekom AG	5,010,009	108,280
E.On AG	1,143,555	102,439
Deutsche Bank AG	898,739	76,443
Allianz AG	565,121	66,999
BASF AG	958,470	65,456
SAP AG	377,118	58,642
DaimlerChrysler AG (Registered)	1,253,406	56,989
RWE AG	720,788	41,558
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	337,235	38,540
Bayer AG	1,206,916	38,372
* Bayerische Hypo-und Vereinsbank AG	1,148,923	25,266
Schering AG	302,781	20,484
Volkswagen AG	411,882	19,764
Deutsche Post AG	818,228	19,060
* Commerzbank AG	823,544	17,520
Continental AG	224,239	15,565
DaimlerChrysler AG	327,337	14,897
Metro AG	267,399	13,971
Adidas-Salomon AG	83,613	12,518
Deutsche Boerse AG	195,135	12,133
ThyssenKrupp AG	566,808	12,110
Depfa Bank PLC	648,756	11,459
* Infineon Technologies AG	1,164,665	10,810
Henkel KGaA	109,109	9,785
Linde AG	153,217	9,723
* Hypo Real Estate Holding AG	239,458	9,486
Porsche AG	14,472	9,429
Man AG	193,903	8,023
Altana AG	129,036	7,557
HeidelbergerCement AG	110,910	7,460
Puma AG	29,756	7,334
Volkswagen AG Pfd.	192,799	6,904
Merck KGaA	91,323	6,057
* Deutsche Lufthansa AG	421,931	5,896
TUI AG	230,371	5,378
Fresenius Medical Care AG	64,185	5,202
Celesio AG	62,413	4,843
Beiersdorf AG	30,906	3,495
RWE AG Pfd.	71,705	3,484
Fresenius Medical Care AG	48,301	2,808
ProSieben Sat.1 Media AG	151,202	2,781
* Qiagen NV	240,877	2,578
Lanxess Rights Exp. 3/31/2005	120,692	2,335
Douglas Holding AG	60,386	2,141
MLP AG	118,609	2,064
Suedzucker AG	96,328	1,954
* EPCOS AG	91,883	1,156
Karstadt Quelle AG	99,962	942

		1,104,871

Greece (0.8%)
National Bank of Greece SA	480,965	16,213
Alpha Credit Bank SA	362,188	12,219
EFG Eurobank Ergasias	337,868	10,896
Hellenic Telecommunication Organization SA	446,656	7,965
Greek Organization of Football Prognostics	288,300	7,719
Bank of Piraeus	305,435	5,614
Public Power Corp.	189,710	5,534
Cosmote Mobile Communications SA	210,208	3,984
Coca-Cola Hellenic Bottling Co. SA	149,242	3,521
Titan Cement Co. SA	104,100	3,355
Commercial Bank of Greece SA	95,490	3,109
Hellenic Petroleum SA	192,090	2,163
Viohalco, Hellenic Copper & Aluminum Industry SA	201,398	1,796
Germanos SA	43,000	1,331
Hyatt Regency Hotels and Tourism SA	75,599	985
Hellenic Technodomiki Tev SA	160,067	910
Intracom SA	155,670	873
Folli-Follie SA	27,347	846
Technical Olympic SA	141,089	835
Hellenic Duty Free Shops SA	33,160	639

		90,507

Ireland (1.2%)
* Allied Irish Banks PLC	1,583,386	31,476
Bank of Ireland	1,773,869	27,979
CRH PLC	972,572	25,774
* Elan Corp. PLC	672,030	17,520
Irish Life & Permanent PLC	495,685	8,885
Kerry Group PLC A Shares	238,341	5,623
* Grafton Group PLC	399,975	4,885
DCC PLC	145,537	3,290
* Independent News & Media PLC	1,009,497	2,895
* Ryanair Holdings PLC	305,848	2,512
Eircom Group PLC	889,350	2,145
Kingspan Group PLC	212,291	2,078
Fyffes PLC	574,132	1,497
* Greencore Group PLC	286,145	1,227
* Elan Corp. PLC ADR	45,229	1,218
* Ryanair Holdings PLC ADR	8,400	393
* Waterford Wedgwood PLC	3,758,670	338

		139,735

Italy (5.9%)
ENI SpA	4,777,657	116,088
ENEL SpA	6,717,124	63,131
Telecom Italia SpA	15,143,444	60,010
Assicurazioni Generali SpA	1,757,196	58,158
Unicredito Italiano SpA	8,090,522	44,506
Telecom Italia SpA RNC	10,642,186	34,126
Banca Intesa SpA	5,974,172	27,743
San Paolo-IMI SpA	1,895,984	26,445
Telecom Italia Mobile SpA	2,325,077	16,185
Mediaset SpA	1,082,520	15,085
Mediobanca Banca di Credito Finanziaria SpA	856,375	14,546
Autostrade SpA	472,387	13,646
Banco Popolare di Verona e Novara Scarl SpA	680,115	13,059
Banche Popolari Unite Scarl SpA	618,805	12,632
Riunione Adriatica di Sicurta SpA	554,421	12,532
Capitalia SpA	2,639,033	11,937
Alleanza Assicurazioni SpA	853,099	11,543
* Banca Antonveneta SpA	423,436	11,061
Finmeccanica SpA	10,833,059	10,125
Snam Rete Gas SpA	1,617,965	9,607
* Banca Nazionale del Lavoro (BNL) SpA	3,033,115	8,155
* Fiat SpA	953,511	7,905
Banca Intesa SpA Non Convertible Risp	1,715,098	7,087
Banca Monte dei Paschi di Siena SpA	2,018,052	6,511
Banca Popolare di Milano SpA	723,700	6,410
Luxottica Group SpA	250,683	5,438
Terna SpA	1,836,779	5,070
Pirelli & C. Accomandita per Azioni SpA	3,368,758	4,791
Mediolanum SpA	467,795	3,461
* Autogrill SpA	209,309	3,340
Seat Pagine Gialle SpA	7,491,484	3,271
* Edison SpA	1,513,217	3,050
Bulgari SpA	243,249	2,998
Banca Fideuram SpA	538,173	2,931
Mondadori (Arnoldo) Editore SpA	213,477	2,379
* FinecoGroup SpA	287,922	2,353
Italcementi SpA	130,705	2,210
Gruppo Editoriale L'Espresso SpA	316,099	1,871
* Tiscali SpA	400,767	1,353
* Telecom Italia Media SpA	2,690,427	1,320
Benetton Group SpA	100,785	1,315
* Parmalat Finanziaria SpA	569,830	—

		665,384

Luxembourg (0.2%)
Arcelor	881,531	19,673

Netherlands (6.9%)
Royal Dutch Petroleum Co.	3,825,620	222,165
* ING Groep NV	3,391,494	97,615
* ABN-AMRO Holding NV	2,870,984	77,693
Unilever NV	1,049,500	68,403
Koninklijke (Royal) Philips Electronics NV	2,416,504	63,189
Koninklijke KPN NV	3,659,077	35,153
* Aegon NV	2,355,858	31,938
* Koninklijke Ahold NV	2,852,457	23,537
Akzo Nobel NV	499,139	20,840
TPG NV	694,299	19,042
Reed Elsevier NV	1,290,762	17,415
Heineken NV	450,403	15,418
* ASML Holding NV	849,351	13,873
* Verenigde Nederlandse Uitgeversbedrijven NV	441,238	12,890
* Koninklijke Numico NV	274,845	10,526
* Wolters Kluwer NV	519,030	9,357
DSM NV	138,964	8,635
Rodamco Europe NV	82,022	6,217
* Vedior NV	304,800	5,408
Corio NV	79,933	4,670
Wereldhave NV	37,980	3,911
* IHC Caland NV	58,793	3,710
Randstad Holding NV	85,204	3,332
Aegon NV (New York)	172,787	2,345
* Hagemeyer NV	944,616	2,290
Oce NV	144,943	2,220
* Getronics NV	930,139	2,098
* ASML Holding (New York)	38,580	634

		784,524

Norway (0.9%)
Norsk Hydro ASA	265,864	20,233
Statoil ASA	1,003,228	15,238
Telenor ASA	1,443,603	13,293
Orkla ASA	349,942	11,457
DnB NOR ASA	1,212,729	11,119
* Yara International ASA	377,841	4,460
Storebrand ASA	433,970	3,842
Norske Skogindustrier ASA	194,464	3,811
Frontline Ltd.	74,327	3,709
Tandberg ASA	247,312	2,686
Schibsted ASA	88,338	2,426
* Petroleum Geo-Services ASA	32,785	2,281
Tomra Systems ASA	325,110	1,704
Smedvig ASA A Shares	65,383	1,101

		97,360

Portugal (0.5%)
Portugal Telecom SGPS SA	1,498,816	18,561
Electricidade de Portugal SA	4,038,037	11,896
Banco Comercial Portugues SA	3,294,823	9,105
Brisa-Auto Estradas de Portugal SA	658,263	6,161
Banco Espirito Santo SA	191,218	3,288
Banco BPI SA	623,670	2,561
Sonae SGPS SA	1,635,965	2,495
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	85,661	2,237
Cimpor-Cimento de Portugal SA	374,286	2,088
* Jeronimo Martins & Filho, SGPS, SA	71,079	965

		59,357

Spain (5.8%)
Telefonica SA	7,617,746	138,624
Banco Santander Central Hispano SA	10,904,591	129,495
Banco Bilbao Vizcaya Argentaria SA	5,914,810	99,616
Repsol-YPF SA	1,681,267	42,955
Endesa SA	1,749,626	39,844
Iberdrola SA	1,407,073	34,849
Altadis SA	494,035	21,561
Banco Popular Espanol SA	291,797	19,361
ACS, Actividades de Contruccion y Servisios, SA	486,039	12,184
Industria de Diseno Textil SA	401,021	11,354
Abertis Infraestructuras SA	471,100	10,679
Telefonica SA ADR	190,681	10,394
Union Fenosa SA	390,917	10,538
Gas Natural SDG SA	288,432	8,339
Grupo Ferrovial, SA	115,391	6,901
Amadeus Global Travel Distribution SA	595,197	5,610
Acerinox SA	338,627	5,156
Acciona SA	52,741	4,627
* Cintra Concesiones de Infraestructuras de Transporte SA	360,648	4,278
Fomento de Construc y Contra SA	84,086	4,088
Indra Sistemas, SA	231,550	3,963
Metrovacesa SA	70,534	3,473
Sacyr Vallehermoso SA	194,391	3,107
Iberia (Linea Aerea Espana)	856,249	2,958
Gamesa Corporacion Tecnologica, SA	201,706	2,884
Corporacion Mapfre SA	195,678	2,857
Promotora de Informaciones SA	141,025	2,745
* Sogecable SA	69,183	2,733
* Antena 3 Television	35,605	2,727
Telefonica Publicidad e Informacion, SA	304,794	2,710
Sociedad General de Aguas de Barcelona SA	107,569	2,283
* Zeltia SA	277,586	1,979
NH Hoteles SA	142,262	1,947

		656,819

Sweden (3.5%)
* Telefonaktiebolaget LM Ericsson AB Class B	26,532,492	77,851
Nordea Bank AB	4,032,315	37,370
Hennes & Mauritz AB B Shares	871,648	28,757
Svenska Handelsbanken AB A Shares	954,753	22,616
TeliaSonera AB	3,435,338	19,471
Volvo AB B Shares	417,209	16,929
Sandvik AB	411,489	16,785
Skandinaviska Enskilda Banken AB A Shares	867,237	15,454
Svenska Cellulosa AB B Shares	356,733	13,658
Electrolux AB Series B	522,854	11,151
Skandia Forsakrings AB	1,879,878	9,740
Atlas Copco AB A Shares	205,428	9,571
Securitas AB B Shares	543,786	8,600
Assa Abloy AB	541,991	8,572
SKF AB B Shares	171,386	7,887
Skanska AB B Shares	678,372	7,865
Swedish Match AB	613,114	7,371
Volvo AB A Shares	178,603	6,979
Scania AB Class B	174,005	6,911
Tele2 AB B Shares	182,481	6,242
Atlas Copco AB B Shares	127,861	5,509
Gambro AB A Shares	321,360	4,715
Getinge AB B Shares	294,000	3,829
Wihlborgs Fastigheter AB	151,055	3,048
Holmen AB	89,100	2,971
Eniro AB	292,300	2,918
Svenskt Stal AB A Shares	108,952	2,604
Castellum AB	74,570	2,482
* Modern Times Group AB	93,133	2,479
Alfa Laval AB	153,490	2,461
Gambro AB B Shares	170,897	2,458
Trelleborg AB B Shares	141,856	2,284
* Lundin Petroleum AB	299,390	1,903
* Capio AB	140,000	1,808
* OMX AB	139,081	1,647
* Elekta AB B Shares	52,400	1,628
Billerud Aktiebolag	97,500	1,563
Axfood AB	54,651	1,482
* SAS AB	137,988	1,304
* Oriflame Cosmetics SA	53,751	1,289
Hoganas AB B Shares	49,200	1,268
WM-Data AB Class B	583,140	1,260
D. Carnegie & Co. AB	103,600	1,223
Svenskt Stal AB	47,419	1,106

		395,019

Switzerland (9.6%)
Novartis AG (Registered)	4,372,333	209,695
Nestle SA (Registered)	740,924	194,504
UBS AG (Registered)	1,927,714	156,439
Roche Holdings AG	1,290,011	137,413
* Credit Suisse Group (Registered)	2,087,814	84,057
* Zurich Financial Services AG	264,418	43,984
Swiss Re (Registered)	591,347	40,451
Cie. Financiere Richemont AG	958,471	30,000
* Syngenta AG	196,351	21,130
* ABB Ltd.	3,423,848	18,841
Holcim Ltd. (Registered)	295,851	18,483
Swisscom AG	48,675	18,409
Adecco SA (Registered)	240,556	12,468
Synthes, Inc.	84,441	9,677
CIBA Specialty Chemicals AG (Registered)	125,647	9,081
Swatch Group AG (Bearer)	61,417	8,583
Givaudan SA	13,210	8,336
Nobel Biocare Holding AG	42,037	7,375
Serono SA Class B	11,817	7,313
Clariant AG	424,141	6,959
SGS Societe Generale de Surveillance Holding SA (Registered)	7,923	5,603
* Logitech International SA	79,376	4,859
Geberit AG	6,466	4,815
Lonza AG (Registered)	69,413	4,275
Schindler Holding AG (Ptg. Ctf.)	9,484	3,447
Swatch Group AG (Registered)	113,283	3,188
Straumann Holding AG	14,150	2,988
UBS AG	35,370	2,878
* Micronas Semiconductor Holding AG	58,956	2,654
Sulzer AG (Registered)	6,627	2,637
Phonak Holding AG	78,241	2,633
Rieter Holding AG	8,124	2,461
* Kudelski SA	59,501	2,305
Unaxis Holding AG	20,798	2,284
Kuoni Reisen Holding AG (Registered)	5,214	2,215
Valora Holding AG	6,549	1,667

		1,094,107

United Kingdom (36.0%)
BP PLC	36,416,735	359,229
HSBC Holdings PLC	20,345,613	337,117
Vodafone Group PLC	109,676,859	283,403
GlaxoSmithKline PLC	10,815,202	239,685
* Royal Bank of Scotland Group PLC	5,760,995	191,349
Shell Transport & Trading Co. PLC	17,678,644	154,549
Barclays PLC	11,850,349	130,084
AstraZeneca Group PLC	3,057,083	114,744
* HBOS PLC	7,146,130	114,095
Lloyds TSB Group PLC	10,274,836	96,171
* Tesco PLC	14,208,095	82,605
Diageo PLC	5,607,443	76,519
BT Group PLC	15,707,195	61,621
Rio Tinto PLC	1,959,983	60,996
Anglo American PLC	2,605,690	60,548
BHP Billiton PLC	4,531,891	56,158
National Grid Transco PLC	5,670,473	55,214
British American Tobacco PLC	2,968,781	51,515
Aviva PLC	4,152,896	49,739
Unilever PLC	5,078,583	48,277
BG Group PLC	6,487,246	44,263
* Prudential PLC	4,333,127	37,595
Imperial Tobacco Group PLC	1,338,923	35,153
BP PLC ADR	575,360	34,303
Cadbury Schweppes PLC	3,800,008	34,080
GUS PLC	1,858,087	33,784
Reckitt Benckiser PLC	1,087,779	32,355
Centrica PLC	7,022,871	30,896
Vodafone Group PLC ADR	1,177,400	30,589
Scottish & Southern Energy PLC	1,574,659	26,418
BAE Systems PLC	5,618,791	26,017
Legal & General Group PLC	11,944,193	25,907
* Kingfisher PLC	4,288,896	24,673
British Sky Broadcasting Group PLC	2,313,111	24,650
BAA PLC	1,966,584	23,145
SABMiller PLC	1,469,385	22,546
Wolseley PLC	1,074,302	22,258
Land Securities Group PLC	856,599	22,247
ScottishPower PLC	2,797,274	22,238
Reed Elsevier PLC	2,335,797	21,257
Marks & Spencer Group PLC	3,021,154	20,571
Reuters Group PLC	2,633,003	19,778
Carnival PLC	312,465	18,765
WPP Group PLC	1,681,044	18,310
Compass Group PLC	3,955,969	17,982
Boots Group PLC	1,396,398	17,554
Pearson PLC	1,473,728	17,122
BOC Group PLC	915,878	16,964
ITV PLC	7,641,246	16,826
Smith & Nephew PLC	1,717,858	16,816
Smiths Group PLC	1,031,380	16,370
Hilton Group PLC	2,908,441	16,210
British Land Co., PLC	952,239	15,464
3i Group PLC	1,124,865	14,830
InterContinental Hotels Group PLC	1,156,333	14,558
Next PLC	483,783	14,335
Rolls-Royce Group PLC	2,816,223	13,864
J. Sainsbury PLC	2,497,969	13,333
Man Group PLC	512,785	13,154
Hanson Building Materials PLC	1,353,186	12,640
United Utilities PLC	1,022,189	12,349
Scottish & Newcastle PLC	1,477,510	12,199
Severn Trent PLC	635,514	11,052
Yell Group PLC	1,278,358	11,031
Friends Provident PLC	3,591,587	10,822
Dixons Group PLC	3,535,141	10,568
Cable and Wireless PLC	4,385,914	10,175
Imperial Chemical Industries PLC	2,187,227	9,736
Rentokil Initial PLC	3,318,535	9,514
Whitbread PLC	545,341	9,062
Enterprise Inns PLC	642,673	9,037
BPB PLC	912,513	8,911
Amvescap PLC	1,342,400	8,811
The Sage Group PLC	2,348,370	8,748
Rexam PLC	1,008,725	8,652
Royal & Sun Alliance Insurance Group PLC	5,317,397	8,600
* International Power PLC	2,703,976	8,568
Exel PLC	548,393	8,285
Capita Group PLC	1,215,683	8,220
William Hill PLC	746,132	8,169
Hammerson PLC	507,635	8,114
Liberty International PLC	442,994	8,105
The Peninsular & Oriental Steam Navigation Co.	1,356,547	7,868
Kelda Group PLC	690,029	7,841
Johnson Matthey PLC	404,476	7,617
Emap PLC	471,591	7,569
Hays PLC	3,184,290	7,462
* Corus Group PLC	7,331,198	7,432
Daily Mail and General Trust	552,783	7,429
Slough Estates PLC	767,632	7,402
Tomkins PLC	1,415,156	7,220
EMI Group PLC	1,445,350	7,217
Trinity Mirror PLC	539,379	6,918
Bunzl PLC	822,367	6,879
Brambles Industries PLC	1,327,700	6,874
Persimmon PLC	499,806	6,778
Signet Group PLC	3,178,870	6,655
RMC Group PLC	415,288	6,627
* Alliance Unichem PLC	457,796	6,476
United Business Media PLC	613,913	6,264
Tate & Lyle PLC	752,822	6,248
GKN PLC	1,341,944	6,157
Provident Financial PLC	469,243	6,107
Mitchells & Butlers PLC	956,186	5,866
Kesa Electricals PLC	973,291	5,865
Taylor Woodrow PLC	1,075,541	5,812
Punch Taverns PLC	458,783	5,793
George Wimpey PLC	711,962	5,627
Rank Group PLC	1,097,420	5,547
Inchape PLC	138,727	5,299
* Group 4 Securicor PLC	2,091,598	5,286
Cobham PLC	204,158	5,145
Associated British Ports Holdings PLC	582,973	5,105
FirstGroup PLC	733,204	5,093
BBA Group PLC	830,682	5,061
London Stock Exchange PLC	467,397	5,047
Barratt Developments PLC	438,509	5,029
* British Airways PLC	993,118	4,978
IMI PLC	648,420	4,978
ScottishPower PLC ADR	154,280	4,906
United Utilities PLC Class A	568,115	4,875
Kidde PLC	1,541,081	4,789
ICAP PLC	888,280	4,783
Balfour Beatty PLC	772,238	4,777
LogicaCMG PLC	1,378,744	4,590
ARM Holdings PLC	2,456,863	4,553
Electrocomponents PLC	797,860	4,545
Cattles PLC	600,732	4,419
* Marconi Corp. PLC	364,810	4,335
National Express Group PLC	253,780	4,310
WPP Group PLC ADR	78,406	4,254
* Pilkington PLC	1,877,441	4,214
Aegis Group PLC	2,050,248	4,060
* Meggitt PLC	779,962	4,053
Misys PLC	957,563	3,892
Intertek Testing Services PLC	281,896	3,881
* Invensys PLC	10,385,110	3,820
Serco Group PLC	800,672	3,757
Arriva PLC	353,926	3,672
Amec PLC	608,125	3,593
HMV Group PLC	709,839	3,484
Close Brothers Group PLC	224,266	3,388
Bellway PLC	204,849	3,284
Schroders PLC	229,676	3,245
Stagecoach Group PLC	1,463,667	3,244
* The Berkeley Group Holdings	199,759	3,131
The Davis Service Group PLC	374,233	3,056
MFI Furniture Group PLC	1,145,110	2,889
Novar PLC	787,443	2,822
FKI PLC	1,073,501	2,551
De La Rue Group PLC	338,252	2,394
* Cookson Group PLC	3,441,456	2,321
Premier Farnell PLC	666,966	2,202
SSL International PLC	350,836	2,184
Aggreko PLC	469,261	1,445
Great Portland Estates PLC	221,847	1,398
* Stagecoach Group B Shares	31,434	11

		4,097,864

TOTAL COMMON STOCKS
(Cost $8,644,307)		11,337,478

TEMPORARY CASH INVESTMENTS (6.9%)

Money Market Fund (6.9%)
Vanguard Market Liquidity Fund, 2.36%**	781,093,969	781,094

	Face
	Amount
	(000)

U.S. Agency Obligations
Federal Home Loan Bank†
(1)2.55%, 4/20/2005	$3,000	2,983

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $784,078)		784,077

TOTAL INVESTMENTS (106.6%)
(Cost $9,428,385)		12,121,555

OTHER ASSETS AND LIABILITIES-NET (-6.6%)		(750,678)

NET ASSETS (100%)		11,370,877

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from The U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
(1)Security segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, futures contracts or exchange-trades funds), between the time the foreign markets close and the fund’s pricing time, to determine whether a significant change in value has occurred. When fair-value pricing is employed, the prices of securities used by a fund to calculate its new asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2005, the cost of investment securities for tax purposes was $9,433,675,000. Net unrealized appreciation of investment securities for tax purposes was $2,687,880,000, consisting of unrealized gains of $3,067,460,000 on securities that had risen in value since their purchase and $379,580,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures and Forward Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to these investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 6.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2005, and the related unrealized appreciation (depreciation) were:

(000)
	Number	Aggregate	Unrealized
	of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)

MSCI Pan-Euro Index	1,420	$32,476	$618

The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At January 31, 2005, the fund had open forward currency contracts to receive and deliver currencies as follows:

	(000)
	Contract Amount				Unrealized
Contract Settlement Date	Receive		Deliver		Appreciation (Depreciation)

3/23/2005	EUR	24,450	USD	31,893	$ (918)

EUR-Euro.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.